Operating Expenses - Summary of General and Administrative Expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other General And Administrative Expenses [abstract]
Employee expenses	€ 3,575	€ 3,363	€ 3,542
Share-based payments	1,529	1,855	1,962
Rent	50	87	66
Insurances	1,642	1,182	559
Communication & Marketing	434	454	607
Consulting fees	2,254	1,747	1,532
Travel & Living	31	91	331
Post employment benefits	(7)	19	(33)
Depreciation	243	320	345
Other	157	197	159
Total General and administration	€ 9,908	€ 9,315	€ 9,070